Consolidated Statements of Changes in Equity (USD $)	Total	Preferred Stock [Member]	Common Stock	Paid - in Capital [Member]	Distributions in Excess of Net Income [Member]	Accumulated Other Comprehensive Income/(Loss)	Non-controlling interest
Beginning Balance at Dec. 31, 2008	$ 1,419,339,000	$ 157,339,000	$ 1,374,000	$ 1,717,940,000	$ (448,737,000)	$ (11,927,000)	$ 3,350,000
Beginning Balance, Shares at Dec. 31, 2008		7,234,512	137,423,074
Comprehensive (loss) income
Net loss attributable to UDR, Inc.	(87,532,000)				(87,532,000)
Net income attributable to non-controlling interests	191,000						191,000
Other comprehensive income	11,929,000					11,929,000
Issuance of common and restricted shares, Value	8,264,000		2,000	8,262,000
Issuance of common and restricted shares, Shares			193,882
Issuance of common shares through public offering, net of issuance, Value	67,231,000		45,000	67,186,000
Issuance of common shares through public offering, net of issuance, Shares			4,460,032
Redemption of (141,200, 27400 and 997,738 shares for the year 2011, 2010, 2009 respectively) of 6.75% Series G Cumulative Redeemable Shares, Value	(21,505,000)	(24,944,000)		853,000	2,586,000
Repurchase of (141,200, 27400 and 997,738 shares for the year 2011, 2010, 2009 respectively) of 6.75% Series G Cumulative, Shares	(997,738)	(997,738)		(997,738)	(997,738)
Purchase of common shares, Value	(798,000)		(1,000)	(797,000)
Purchase of common shares, Shares			(100,000)
Adjustment for conversion of non-controlling Series C, D and E LLC	1,456,000			1,456,000
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Value	21,117,000		21,000	21,096,000
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Shares	2,130,452		2,130,452
Issuance of common shares through special dividend, Value	132,787,000		114,000	132,673,000
Issuance of common shares through special dividend, share			11,358,042
Common stock distributions declared ($0.80, $0.73, $0.845 per share for the year 2011, 2010 and 2009 respectively)	(127,066,000)				(127,066,000)
Preferred stock distributions declared-Series E ($1.3288 per share)	(3,724,000)				(3,724,000)
Preferred stock distributions declared-Series G ($1.6875 per share)	(7,188,000)				(7,188,000)
Mark to market adjustment to redeemable noncontrolling interests in the OP	(15,519,000)				(15,519,000)
Ending Balance at Dec. 31, 2009	1,398,982,000	132,395,000	1,555,000	1,948,669,000	(687,180,000)	2,000	3,541,000
Ending Balance, Shares at Dec. 31, 2009		6,236,774	155,465,482
Comprehensive (loss) income
Net loss attributable to UDR, Inc.	(102,899,000)				(102,899,000)
Net income attributable to non-controlling interests	146,000						146,000
Other comprehensive income	(3,471,000)					(3,471,000)
Issuance of common and restricted shares, Value	15,726,000		16,000	15,710,000
Issuance of common and restricted shares, Shares			1,562,537
Issuance of common shares through public offering, net of issuance, Value	467,564,000		245,000	467,319,000
Issuance of common shares through public offering, net of issuance, Shares			24,544,367
Redemption of (141,200, 27400 and 997,738 shares for the year 2011, 2010, 2009 respectively) of 6.75% Series G Cumulative Redeemable Shares, Value	(637,000)	(685,000)		23,000	25,000
Repurchase of (141,200, 27400 and 997,738 shares for the year 2011, 2010, 2009 respectively) of 6.75% Series G Cumulative, Shares	(27,400)	(27,400)		(27,400)	(27,400)
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Value	18,429,000		9,000	18,420,000
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Shares	923,944		923,944
Payments related to the buyout of joint venture partner	(16,141,000)
Common stock distributions declared ($0.80, $0.73, $0.845 per share for the year 2011, 2010 and 2009 respectively)	(126,086,000)				(126,086,000)
Preferred stock distributions declared-Series E ($1.3288 per share)	(3,726,000)				(3,726,000)
Preferred stock distributions declared-Series G ($1.6875 per share)	(5,762,000)				(5,762,000)
Mark to market adjustment to redeemable noncontrolling interests in the OP	(48,236,000)				(48,236,000)
Ending Balance at Dec. 31, 2010	1,610,030,000	131,710,000	1,825,000	2,450,141,000	(973,864,000)	(3,469,000)	3,687,000
Ending Balance, Shares at Dec. 31, 2010		6,209,374	182,496,330
Comprehensive (loss) income
Net loss attributable to UDR, Inc.	20,023,000				20,023,000
Net income attributable to non-controlling interests	167,000						167,000
Other comprehensive income	(10,433,000)					(10,433,000)
Issuance of common and restricted shares, Value	11,002,000		6,000	10,996,000
Issuance of common and restricted shares, Shares			615,752
Issuance of common shares through public offering, net of issuance, Value	879,754,000		366,000	879,388,000
Issuance of common shares through public offering, net of issuance, Shares			36,525,632
Redemption of (141,200, 27400 and 997,738 shares for the year 2011, 2010, 2009 respectively) of 6.75% Series G Cumulative Redeemable Shares, Value	(3,597,000)	(3,530,000)		108,000	(175,000)
Repurchase of (141,200, 27400 and 997,738 shares for the year 2011, 2010, 2009 respectively) of 6.75% Series G Cumulative, Shares	(141,200)	(141,200)		(141,200)	(141,200)
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Value	287,000			287,000
Adjustment for conversion of non-controlling interests of unitholders in operating partnerships, Shares	12,511		12,511
Issuance of common shares through special dividend, share	11,358,042
Payments related to the buyout of joint venture partner	(450,000)			(450,000)
Increase in non-controlling interest from business combination, net	880,000						880,000
Common stock distributions declared ($0.80, $0.73, $0.845 per share for the year 2011, 2010 and 2009 respectively)	(165,590,000)				(165,590,000)
Preferred stock distributions declared-Series E ($1.3288 per share)	(3,724,000)				(3,724,000)
Preferred stock distributions declared-Series G ($1.6875 per share)	(5,587,000)				(5,587,000)
Mark to market adjustment to redeemable noncontrolling interests in the OP	(13,978,000)				(13,978,000)
Ending Balance at Dec. 31, 2011	$ 2,318,784,000	$ 128,180,000	$ 2,197,000	$ 3,340,470,000	$ (1,142,895,000)	$ (13,902,000)	$ 4,734,000
Ending Balance, Shares at Dec. 31, 2011		6,068,174	219,650,225